Long Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Consolidated and Combined Debt Obligations

The following table presents our consolidated and combined debt obligations at the dates indicated:

	September 30,	December 31,
	2014	2013
	(In thousands)
MRD Segment:
MRD $2.0 billion revolving credit facility, variable-rate, due June 2019	$28,000	$—
WildHorse Resources $1.0 billion revolving credit facility, variable-rate, terminated June 2014	—	203,100
WildHorse Resources $325.0 million second lien term facility, variable-rate, terminated June 2014	—	325,000
10.00%/10.75% senior PIK toggle notes redeemed June 2014(1)	—	350,000
5.875% senior unsecured notes, due July 2022(2)	600,000	—
10.00%/10.75% senior PIK toggle notes unamortized discounts	—	(6,950)

Subtotal	628,000	871,150

MEMP Segment:
MEMP $2.0 billion revolving credit facility, variable-rate, due March 2018	301,000	103,000
7.625% senior notes, fixed-rate, due May 2021(3)	700,000	700,000
6.875% senior unsecurred notes, due August 2022(4)	500,000	—
Unamortized discounts	(17,200)	(10,933)

Subtotal	1,483,800	792,067

Total long-term debt	$2,111,800	$1,663,217

(1)	The estimated fair value of this fixed-rate debt was $348.3 million at December 31, 2013. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.
(2)	The estimated fair value of this fixed-rate debt was $582.0 million September 30, 2014. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.
(3)	The estimated fair value of this fixed-rate debt was $700.0 million and $721.0 million at September 30, 2014 and December 31, 2013, respectively. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.
(4)	The estimated fair value of this fixed-rate debt was $475.0 million at September 30, 2014. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.

Our debt obligations under revolving credit facilities consisted of the following at December 31:

	2013	2012
	(in thousands)
MRD Segment:
Memorial Resource $1.0 billion revolving credit facility, variable-rate, terminated December 2013	$—	$80,000
10.00%/10.75% senior PIK toggle notes due December 2018(1)	350,000	—
10.00%/10.75% senior PIK toggle notes unamortized discounts	(6,950)	—
WildHorse $1.0 billion revolving credit facility, variable-rate, due April 2018	203,100	202,200
WildHorse $325.0 million second lien term facility, variable-rate, due December 2018	325,000	—
Black Diamond $150.0 million revolving credit facility, variable-rate, terminated November 2013	—	27,000
BlueStone $150.0 million revolving credit facility, variable-rate, terminated August 2013	—	—

Subtotal	871,150	309,200

MEMP Segment:
MEMP $2.0 billion revolving credit facility, variable-rate, due March 2018	103,000	371,000
7.625% senior notes, fixed-rate, due May 1, 2021(2)	700,000	—
7.625% senior notes unamortized discounts	(10,933)	—
WHT $400.0 million revolving credit facility, variable-rate, terminated March 2013	—	89,300
Tanos $250.0 million revolving credit facility, variable-rate, terminated April 2013	—	25,250
Stanolind $250.0 million revolving credit facility, variable-rate, due July 2017	—	85,750
Boaz $75.0 million revolving credit facility, variable-rate, terminated October 2013	—	29,500
Crown $75.0 million revolving credit facility, variable-rate, terminated October 2013	—	13,882
Propel Energy $200.0 million revolving credit facility, variable-rate, due June 2015	—	15,500

Subtotal	792,067	630,182

Total long-term debt	$1,663,217	$939,382

(1)	The estimated fair value of this fixed-rate debt was $348.3 million. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.
(2)	The estimated fair value of this fixed-rate debt was $721.0 million. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.

Borrowing Base Credit Facility

The borrowing base for each credit facility was the following at the date indicated (in thousands):

September 30,
2014
MRD Segment:
MRD $2.0 billion revolving credit facility, variable-rate, due June 2019	$668,500
MEMP Segment:
MEMP $2.0 billion revolving credit facility, variable-rate, due March 2018	1,315,000

The borrowing base for each credit facility was the following at December 31:

2013
(in thousands)
MRD Segment:
WildHorse $1.0 billion revolving credit facility, variable-rate, due April 2018	300,000
MEMP Segment:
MEMP $2.0 billion revolving credit facility, variable-rate, due March 2018	845,000

Total borrowing base	1,145,000

Summary of Weighted-Average Interest Rates Paid On Variable-Rate Debt Obligations

The following table presents the weighted-average interest rates paid on our consolidated and combined variable-rate debt obligations for the periods presented:

	For the Nine Months Ended September 30,
Credit Facility	2014	2013
MRD Segment:
MRD revolving credit facility	2.40%	n/a
MRD LLC revolver terminated December 2013	n/a	3.20%
WildHorse Resources revolver terminated June 2014	4.04%	3.44%
WildHorse Resources second lien terminated June 2014	6.44%	6.50%
Black Diamond terminated November 2013	n/a	3.34%
MEMP Segment:
MEMP revolving credit facility	2.08%	2.55%
WHT revolver terminated March 2013	n/a	2.29%
Tanos revolver terminated April 2013	n/a	2.12%
Stanolind revolver paid off by MEMP October 2013	n/a	3.52%
Boaz revolver terminated October 2013	n/a	2.97%
Crown revolver terminated October 2013	n/a	3.38%
Propel Energy revolver paid off by MEMP October 2013	n/a	3.08%

The following table presents the weighted-average interest rates paid on variable-rate debt obligations for the periods presented:

	For the Year Ended December 31,
Credit facility	2013	2012
MRD Segment:
Memorial Resource	3.17%	4.11%
Classic	n/a	4.50%
WildHorse revolver	2.30%	3.00%
WildHorse second lien	7.60%	n/a
Black Diamond	3.97%	3.62%
BlueStone	n/a	n/a
MEMP Segment:
MEMP	3.25%	2.74%
Tanos	3.10%	2.31%
WHT	2.29%	2.60%
REO	n/a	3.40%
Stanolind	3.52%	3.76%
Crown	3.38%	4.20%
Propel Energy	3.08%	3.28%

Summary of Unamortized Deferred Financing Costs Associated with Consolidated Debt Obligations

Unamortized deferred financing costs associated with our consolidated and combined debt obligations were as follows at the dates indicated:

	September 30,	December 31,
	2014	2013
	(In thousands)
MRD Segment:
MRD revolving credit facility	$4,433	$—
MRD senior notes	12,825	—
WildHorse Resources revolving credit facility	—	2,436
WildHorse Resources second lien term loan	—	9,030
PIK notes	—	8,261
MEMP Segment:
MEMP revolving credit facility	6,882	5,413
2021 Senior Notes	13,836	15,053
2022 Senior Notes	8,222	—

	$46,198	$40,193

Unamortized deferred financing costs associated with our combined debt obligations were as follows at December 31:

	2013	2012
	(in thousands)
MRD Segment:
Memorial Resource revolving credit facility	$—	$653
PIK notes	8,261	—
Classic revolving credit facility	—	160
WildHorse revolving credit facility	2,436	921
WildHorse second lien term loan	9,030	—
Black Diamond revolving credit facility	—	233
MEMP Segment:
MEMP revolving credit facility	5,413	3,359
Senior Notes	15,053	—
Tanos revolving credit facility	—	416
WHT revolving credit facility	—	1,419
Stanolind revolving credit facility	—	580
Boaz revolving credit facility	—	153
Crown revolving credit facility	—	96
Propel Energy revolving credit facility	—	236

	$40,193	$8,226